Satellites and Other Property and Equipment - Schedule of Satellites and Other Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 11,342,069	$ 10,693,955
Less: accumulated depreciation	(5,156,227)	(4,705,638)
Satellites and other property and equipment, net	6,185,842	5,988,317
Satellites And Launch Vehicles [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	10,363,771	9,810,941
Information Systems And Ground Segment [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	727,929	641,741
Buildings and other [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 250,369	$ 241,273